EARNINGS (LOSS) PER SHARE (Schedule of Basic and Diluted Earnings Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings (loss) per share	88,749,432	88,475,665	93,605,749
Earnings (loss) per share - basic	$ (1.29)	$ 0.25	$ (1.81)
Numerator:
Net income (loss) attributable to ordinary shareholders	$ (114,909)	$ 21,704	$ (169,635)
Denominator:
Denominator used for diluted earnings (loss) per share	88,749,432	91,585,677	93,605,749
Earnings (loss) per share -diluted	$ (1.29)	$ 0.24	$ (1.81)
Common Class A [Member]
Numerator:
Allocation of net income (loss) attributable to ordinary shareholders used in calculating income (loss) per ordinary share-basic	$ (83,400)	$ 15,736	$ (125,531)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings (loss) per share	64,412,782,000	64,139,015,000	69,269,099,000
Denominator used for basic earnings (loss) per share	64,412,782,000	64,139,015,000	69,269,099,000
Earnings (loss) per share - basic	$ (1.29)	$ 0.25	$ (1.81)
Numerator:
Allocation of net income (loss) attributable to ordinary shareholders used in calculating income (loss) per ordinary share	$ (83,400)	$ 15,736	$ (125,531)
Allocation of net income (loss) attributable to ordinary shareholders used in calculating income (loss) per ordinary share-diluted after assumed conversion	(83,400)	15,736	(125,531)
Reallocation of net income (loss) attributable to ordinary shareholders as a result of conversion of Class B to Class A shares	(31,511)	5,971	(44,104)
Net income (loss) attributable to ordinary shareholders	$ (114,911)	$ 21,707	$ (169,635)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings (loss) per share	$ 64,412,782	$ 64,139,015	$ 69,269,099
Conversion of Class B to Class A ordinary shares	24,336,650,000	24,336,650,000	24,336,650,000
Employee stock options	0	3,110,012,000	0
Denominator used for diluted earnings (loss) per share	88,749,432,000	91,585,677,000	93,605,749,000
Earnings (loss) per share -diluted	$ (1.29)	$ 0.24	$ (1.81)
Common Class B [Member]
Numerator:
Allocation of net income (loss) attributable to ordinary shareholders used in calculating income (loss) per ordinary share-basic	$ (31,511)	$ 5,971	$ (44,104)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings (loss) per share	24,336,650,000	24,336,650,000	24,336,650,000
Denominator used for basic earnings (loss) per share	24,336,650,000	24,336,650,000	24,336,650,000
Earnings (loss) per share - basic	$ (1.29)	$ 0.25	$ (1.81)
Numerator:
Allocation of net income (loss) attributable to ordinary shareholders used in calculating income (loss) per ordinary share	$ (31,511)	$ 5,971	$ (44,104)
Allocation of net income (loss) attributable to ordinary shareholders used in calculating income (loss) per ordinary share-diluted after assumed conversion	(31,511)	5,971	(44,104)
Reallocation of net income (loss) attributable to ordinary shareholders as a result of conversion of Class B to Class A shares	0	0	0
Net income (loss) attributable to ordinary shareholders	$ (31,511)	$ 5,971	$ (44,104)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings (loss) per share	$ 24,336,650	$ 24,336,650	$ 24,336,650
Conversion of Class B to Class A ordinary shares	0	0	0
Employee stock options	0	0	0
Denominator used for diluted earnings (loss) per share	24,336,650,000	24,336,650,000	24,336,650,000
Earnings (loss) per share -diluted	$ (1.29)	$ 0.24	$ (1.81)